Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of commitments and contingencies [abstract]
Future Minimum Lease Payments	The future lease payments for these non-cancellable lease contracts are as follows:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Within 1 year	98	—	—
After 1 year but within 5 years	198	—	—
After 5 years	—	—	—
	296	—	—